Shareholder Report, Holdings (Details)	Aug. 31, 2026
Green California Tax-Free Income Fund - Investor Shares | California Educational Facilities Authority [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Green California Tax-Free Income Fund - Investor Shares | San Jose Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Green California Tax-Free Income Fund - Investor Shares | San Diego Public Facilities Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Green California Tax-Free Income Fund - Investor Shares | City of Los Angeles CA Wastewater System Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Green California Tax-Free Income Fund - Investor Shares | San Mateo Foster City Public Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Green California Tax-Free Income Fund - Investor Shares | Desert Community College District [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Green California Tax-Free Income Fund - Investor Shares | San Diego Unified School District [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Green California Tax-Free Income Fund - Investor Shares | California Community Choice Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Green California Tax-Free Income Fund - Investor Shares | East Bay Municipal Utility District Water System Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Green California Tax-Free Income Fund - Investor Shares | East Bay Municipal Utility District Water System Revenues [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Green California Tax-Free Income Fund - Investor Shares | Long Term Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Green California Tax-Free Income Fund - Investor Shares | VR Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 04/30/2032 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2033 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/31/2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2045 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
U.S. Government Securities Fund - Investor Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
U.S. Government Securities Fund - Investor Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
U.S. Government Securities Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 04/30/2032 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2033 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/31/2031 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2045 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
U.S. Government Securities Fund - K Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
U.S. Government Securities Fund - K Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
U.S. Government Securities Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P 500 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
S&P 500 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
S&P 500 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
S&P 500 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
S&P 500 Index Fund - Investor Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
S&P 500 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
S&P 500 Index Fund - Investor Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
S&P 500 Index Fund - Investor Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P 500 Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
S&P 500 Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
S&P 500 Index Fund - Investor Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
S&P 500 Index Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
S&P 500 Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
S&P 500 Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
S&P 500 Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
S&P 500 Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
S&P 500 Index Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
S&P 500 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
S&P 500 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
S&P 500 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
S&P 500 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
S&P 500 Index Fund - K Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
S&P 500 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
S&P 500 Index Fund - K Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
S&P 500 Index Fund - K Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
S&P 500 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P 500 Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
S&P 500 Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
S&P 500 Index Fund - K Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
S&P 500 Index Fund - K Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
S&P 500 Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
S&P 500 Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
S&P 500 Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
S&P 500 Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
S&P 500 Index Fund - K Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
S&P MidCap Index Fund - Investor Shares | Twilio Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P MidCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - Investor Shares | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - Investor Shares | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - Investor Shares | Everpure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
S&P MidCap Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P MidCap Index Fund - Investor Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
S&P MidCap Index Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
S&P MidCap Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
S&P MidCap Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
S&P MidCap Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
S&P MidCap Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
S&P MidCap Index Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
S&P MidCap Index Fund - K Shares | Twilio Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P MidCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - K Shares | Illumina Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - K Shares | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - K Shares | Everpure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | Okta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | ATI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
S&P MidCap Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P MidCap Index Fund - K Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
S&P MidCap Index Fund - K Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
S&P MidCap Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
S&P MidCap Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
S&P MidCap Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
S&P MidCap Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
S&P MidCap Index Fund - K Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Shelton Equity Income Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Equity Income Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Income Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Equity Income Fund - Investor Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Equity Income Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Equity Income Fund - Investor Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Equity Income Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Equity Income Fund - Investor Shares | Shelton Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Equity Income Fund - Investor Shares | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - Investor Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Equity Income Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Shelton Equity Income Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Shelton Equity Income Fund - Investor Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Shelton Equity Income Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Shelton Equity Income Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Shelton Equity Income Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Shelton Equity Income Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Equity Income Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - Investor Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Equity Income Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Equity Income Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Income Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Equity Income Fund - K Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Equity Income Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Equity Income Fund - K Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Equity Income Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Equity Income Fund - K Shares | Shelton Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Equity Income Fund - K Shares | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - K Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Equity Income Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Shelton Equity Income Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Shelton Equity Income Fund - K Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
Shelton Equity Income Fund - K Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Shelton Equity Income Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Shelton Equity Income Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Shelton Equity Income Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Equity Income Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton Equity Income Fund - K Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - K Shares | Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
S&P SmallCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - Investor Shares | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Match Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Jackson Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Viasat Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | CarMax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
S&P SmallCap Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
S&P SmallCap Index Fund - Investor Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
S&P SmallCap Index Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
S&P SmallCap Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
S&P SmallCap Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
S&P SmallCap Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
S&P SmallCap Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
S&P SmallCap Index Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
S&P SmallCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - K Shares | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Paycom Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Match Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Jackson Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Viasat Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | CarMax Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
S&P SmallCap Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
S&P SmallCap Index Fund - K Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
S&P SmallCap Index Fund - K Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
S&P SmallCap Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
S&P SmallCap Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
S&P SmallCap Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
S&P SmallCap Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
S&P SmallCap Index Fund - K Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Nasdaq-100 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Nasdaq-100 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Nasdaq-100 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Nasdaq-100 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Nasdaq-100 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Investor Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Nasdaq-100 Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - Investor Shares | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Nasdaq-100 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Nasdaq-100 Index Fund - Investor Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Nasdaq-100 Index Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Nasdaq-100 Index Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Nasdaq-100 Index Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Nasdaq-100 Index Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Nasdaq-100 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Nasdaq-100 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Nasdaq-100 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Nasdaq-100 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Nasdaq-100 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - K Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Nasdaq-100 Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - K Shares | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Nasdaq-100 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - K Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Nasdaq-100 Index Fund - K Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Nasdaq-100 Index Fund - K Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Nasdaq-100 Index Fund - K Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - K Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Nasdaq-100 Index Fund - K Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Nasdaq-100 Index Fund - K Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Nasdaq-100 Index Fund - K Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Nasdaq-100 Index Fund - Institutional Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Nasdaq-100 Index Fund - Institutional Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Nasdaq-100 Index Fund - Institutional Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Nasdaq-100 Index Fund - Institutional Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Nasdaq-100 Index Fund - Institutional Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Institutional Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Nasdaq-100 Index Fund - Institutional Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - Institutional Shares | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Nasdaq-100 Index Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Nasdaq-100 Index Fund - Institutional Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%
Nasdaq-100 Index Fund - Institutional Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Nasdaq-100 Index Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Nasdaq-100 Index Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Nasdaq-100 Index Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Nasdaq-100 Index Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton Sustainable Equity Fund - Investor Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Sustainable Equity Fund - Investor Shares | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Investor Shares | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Investor Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Investor Shares | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Investor Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Investor Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Sustainable Equity Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Shelton Sustainable Equity Fund - Investor Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Shelton Sustainable Equity Fund - Investor Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Sustainable Equity Fund - Investor Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Shelton Sustainable Equity Fund - Investor Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Shelton Sustainable Equity Fund - Investor Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Shelton Sustainable Equity Fund - Investor Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Shelton Sustainable Equity Fund - Institutional Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Sustainable Equity Fund - Institutional Shares | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Institutional Shares | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Institutional Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Institutional Shares | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Institutional Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Institutional Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Sustainable Equity Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Shelton Sustainable Equity Fund - Institutional Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
Shelton Sustainable Equity Fund - Institutional Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Shelton Sustainable Equity Fund - Institutional Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Shelton Sustainable Equity Fund - Institutional Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Shelton Sustainable Equity Fund - Institutional Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Shelton Sustainable Equity Fund - Institutional Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/20/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/15/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/17/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 11/03/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/27/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/10/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/24/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 11/19/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
The United States Treasury Trust - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%